UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS MONEY MARKET TRUST

WESTERN ASSET MONEY MARKET FUND (Fka Cash Portfolio)

WESTERN ASSET GOVERNMENT MONEY MARKET FUND (Fka Government Portfolio)

FORM N-Q

MARCH 31, 2007

CASH PORTFOLIO

Schedules of Investments (unaudited)	March 31, 2007

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENTS - 99.5%
Commercial Paper - 49.7%
$38,000,000	ABN AMRO North America Finance, 5.335% due 4/5/07 (a)	$37,983,533
	Albis Capital Corp.:
6,445,000	5.317% due 4/10/07 (a)	6,437,409
57,500,000	5.370% due 4/20/07 (a)	57,347,625
15,000,000	5.370% due 4/23/07 (a)	14,953,625
41,922,000	Amstel Funding Corp., 5.303% due 5/25/07 (a)(b)	41,602,915
	Anglesea Funding:
50,000,000	5.291% due 4/16/07 (a)	49,897,528
100,000,000	5.303% due 4/20/07 (a)	99,736,000
45,000,000	5.300% due 7/2/07 (a)	44,420,216
97,300,000	5.355% due 7/16/07 (a)	95,820,027
40,000,000	5.361% due 8/7/07 (a)	39,263,400
50,000,000	Aspen Funding Corp., 5.303% due 4/27/07 (a)	49,816,840
	Atomium Funding Corp.:
209,745,000	5.327%-5.330% due 4/24/07 (a)	209,069,396
30,000,000	5.307% due 5/1/07 (a)	29,872,883
35,579,000	5.296% due 5/4/07 (a)	35,412,965
	Banco Bilbao:
79,500,000	5.315% due 4/26/07	79,499,836
110,000,000	5.300% due 6/20/07	110,000,000
	Bank of America Corp.:
79,500,000	5.326% due 4/17/07 (a)	79,327,419
75,000,000	5.337% due 6/4/07 (a)	74,316,188
100,000,000	5.250% due 6/5/07 (a)	99,090,844
100,000,000	5.296% due 6/21/07 (a)	98,838,889
75,000,000	5.270% due 10/2/07 (a)	73,044,187
	Barton Capital Corp.:
107,693,000	5.296% due 4/10/07 (a)	107,566,880
44,182,000	5.312% due 4/13/07 (a)	44,110,585
	Bavaria TRR Corp.:
107,000,000	5.301%-5.312% due 4/2/07 (a)	107,000,000
140,000,000	5.317% due 4/24/07 (a)	139,547,411
64,500,000	Bear Stearns Co., 5.341% due 4/20/07 (a)	64,331,977
	Beethoven Funding Corp.:
75,000,000	5.313% due 4/10/07 (a)	74,911,833
92,653,000	5.289%-5.298% due 4/13/07 (a)	92,503,541
50,253,000	5.327% due 4/17/07 (a)	50,142,025
72,645,000	5.324% due 4/20/07 (a)	72,452,491
210,000,000	5.313% due 4/23/07 (a)	209,353,200
	Belmont Funding LLC:
100,000,000	5.299% due 4/16/07 (a)(b)	99,794,666
75,000,000	5.308% due 4/27/07 (a)(b)	74,725,000
	Berkeley Square Finance LLC:
249,765,000	5.302%-5.310% due 4/2/07 (a)(b)	249,765,000
97,489,000	5.316% due 4/3/07 (a)(b)	97,474,675
100,459,000	5.314% due 4/5/07 (a)(b)	100,414,714
50,000,000	5.315% due 4/23/07 (a)(b)	49,845,708
	Brahms Funding Corp.:
38,294,000	5.337% due 4/3/07 (a)(b)	38,288,373
100,484,000	5.334% due 4/18/07 (a)(b)	100,247,974
112,175,000	Catapult PMX Funding, 5.327% due 4/5/07 (a)(b)	112,125,456
	Chesham Finance LLC:
18,750,000	5.329% due 4/3/07 (a)(b)	18,747,255
141,090,000	5.306% due 4/9/07 (a)(b)	140,945,148

See Notes to Schedule of Investments.

CASH PORTFOLIO Schedules of Investments (unaudited) (continued)	March 31, 2007

FACE AMOUNT	SECURITY	VALUE
Commercial Paper - 49.7% (continued)
$100,000,000	5.301% due 4/23/07 (a)(b)	$99,692,291
63,700,000	5.321% due 6/1/07 (a)(b)	63,142,625
95,000,000	5.311% due 6/20/07 (a)(b)	93,907,606
53,450,000	5.345% due 7/5/07 (a)(b)	52,722,872
50,000,000	5.305% due 7/18/07 (b)	49,994,957
25,000,000	5.280% due 7/26/07 (b)	24,997,641
91,000,000	5.239% due 8/27/07 (a)(b)	89,127,220
	Cheyne Finance LLC:
39,750,000	5.338% due 4/18/07 (a)(b)	39,657,427
50,000,000	5.325% due 6/25/07 (b)	49,998,297
	Cobbler Funding LLC:
102,177,000	5.325% due 4/16/07 (a)	101,966,402
5,000,000	5.315% due 7/20/07 (a)	4,920,975
80,385,000	Concord Minutemen Capital Co., 5.351% due 4/12/07 (a)(b)	80,267,102
	Cullinan Finance Corp.:
52,000,000	5.362% due 4/18/07 (a)(b)	51,879,360
25,000,000	5.351% due 4/25/07 (a)(b)	24,916,705
	Curzon Funding LLC:
55,000,000	5.372% due 4/19/07 (a)(b)	54,864,165
40,000,000	5.280% due 6/1/07 (a)(b)	39,657,000
	Danske Corp.:
58,370,000	5.295% due 6/8/07 (a)	57,801,849
45,863,000	5.321% due 11/9/07 (a)	44,421,475
8,000,000	Davis Square Funding IV Corp., 5.292% due 4/16/07 (a)	7,983,604
50,000,000	Depfa Bank PLC NY, 5.277% due 8/24/07 (a)	48,971,000
	Dexia Delaware LLC:
100,000,000	5.283% due 4/19/07 (a)	99,751,611
50,000,000	5.292% due 5/16/07 (a)	49,679,472
98,190,000	5.300% due 6/21/07 (a)	97,049,905
	East-Fleet Finance LLC:
44,503,000	5.312%-5.472% due 4/2/07 (a)(b)	44,503,000
40,800,000	5.306% due 4/3/07 (a)(b)	40,794,005
65,000,000	5.302% due 4/4/07 (a)(b)	64,980,897
40,000,000	5.311% due 4/10/07 (a)(b)	39,952,978
200,000,000	5.307%-5.317% due 4/13/07 (a)(b)	199,676,416
100,000,000	5.310% due 5/15/07 (b)	99,997,030
	Ebbets PLC:
45,050,000	5.346% due 4/10/07 (a)(b)	44,997,241
280,000,000	5.329%-5.331% due 5/2/07 (a)(b)	278,775,667
100,000,000	5.325% due 6/4/07 (a)(b)	99,081,250
110,500,000	5.214%-5.291% due 8/28/07 (a)(b)	108,164,026
100,000,000	5.292% due 9/6/07 (a)(b)	97,754,028
75,000,000	5.334% due 9/14/07 (a)(b)	73,236,562
	Ebury Finance Ltd.:
100,000,000	5.338% due 4/2/07 (a)(b)	100,000,000
25,000,000	5.341% due 4/10/07 (a)(b)	24,970,722
50,000,000	5.340% due 4/11/07 (a)(b)	49,934,125
30,000,000	5.377% due 4/17/07 (a)	29,934,563
25,000,000	5.377% due 4/20/07 (a)(b)	24,934,563
45,000,000	5.305% due 6/27/07 (a)(b)	44,451,750
76,000,000	5.305% due 7/5/07 (a)(b)	74,987,933
33,100,000	5.380% due 7/24/07 (a)(b)	32,555,579
64,500,000	5.371% due 8/1/07 (a)(b)	63,366,179
45,000,000	5.390% due 11/15/07 (a)(b)	43,530,742

See Notes to Schedule of Investments.

CASH PORTFOLIO Schedules of Investments (unaudited) (continued)	March 31, 2007

FACE AMOUNT	SECURITY	VALUE
Commercial Paper - 49.7% (continued)
	Eramus Capital Corp.:
$8,828,000	5.303% due 4/10/07 (a)	$8,817,642
1,005,000	5.323% due 7/31/07 (a)	987,513
	Fenway Funding LLC:
131,113,000	5.502% due 4/2/07 (a)(b)	131,113,000
95,000,000	5.380% due 4/4/07 (a)(b)	94,971,632
26,356,000	5.360% due 8/14/07 (a)(b)	25,843,903
20,300,000	Ford Credit Floorplan Motown, Master Owner Trust, Motown Notes, Series 2002-1, 5.372% due 5/7/07 (a)	20,195,399
	Foxboro Funding Ltd.:
440,000,000	5.329%-5.523% due 4/2/07 (a)(b)	440,000,000
123,700,000	5.341% due 4/9/07 (a)(b)	123,572,280
204,251,000	5.348% due 4/11/07 (a)(b)	203,979,346
	General Electric Capital Corp.:
150,000,000	5.335% due 6/19/07 (a)	148,332,750
54,500,000	5.339% due 7/23/07 (a)	53,618,311
76,350,000	5.333% due 11/9/07 (a)	73,945,548
150,000,000	Giro Balanced Funding Corp., 5.324% due 4/5/07 (a)	149,933,750
	Goldman Sachs Group Inc.:
200,000,000	5.470% due 9/20/07	200,000,000
11,000,000	5.223% due 11/21/07 (a)	10,641,892
	Halkin Finance LLC:
6,284,000	5.472% due 4/2/07 (a)	6,284,000
50,000,000	5.301% due 6/5/07 (a)	49,535,111
	Hannover Funding Co. LLC:
80,913,000	5.320% due 4/6/07 (a)	80,865,441
7,000,000	5.297% due 4/10/07 (a)	6,991,787
100,000,000	Harwood Street Funding I, 5.331% due 4/10/07 (a)(b)	99,882,222
	HBOS Treasury Services NY:
125,000,000	5.310% due 5/11/07	125,000,000
145,000,000	5.310% due 9/4/07	145,035,999
90,000,000	5.320% due 11/20/07	90,000,000
190,000,000	JPMorgan Chase & Co., 5.279% due 4/2/07 (a)	190,000,000
	Kaiserplatz Delaware:
90,000,000	5.212%-5.340% due 4/4/07 (a)	89,974,000
60,587,000	5.323% due 4/16/07 (a)	60,462,595
50,000,000	5.329% due 5/8/07 (a)	49,737,000
64,500,000	5.331% due 5/14/07 (a)	64,104,185
25,000,000	5.321% due 5/29/07 (a)	24,792,188
70,000,000	Kestrel Funding PLC, 5.306% due 4/3/07 (a)(b)	69,989,733
24,500,000	Merril Lynch & Co., 5.305% due 7/18/07 (a)	24,127,893
	Mica Funding LLC:
105,654,000	5.323% due 4/5/07 (a)(b)	105,607,336
133,373,000	5.305% due 4/10/07 (a)(b)	133,216,509
	Mint II LLC:
50,000,000	5.335% due 4/27/07 (a)(b)	49,816,667
77,101,000	5.341% due 5/30/07 (a)(b)	76,445,127
85,405,000	Monument Gardens Funding LLC, 5.325% due 4/2/07 (a)(b)	85,405,000
100,000,000	Morgan Stanley Dean Witter Co., 5.370% due 11/26/07	100,000,000
100,000,000	Morgan Stanley Master Note, 5.608% due 4/2/07	100,000,000
	Morrigan TRR Funding LLC:
59,909,000	5.299% due 4/2/07 (a)(b)	59,909,000
75,000,000	5.322% due 7/27/07 (a)(b)	73,762,667
55,500,000	5.308% due 8/6/07 (a)(b)	54,507,382
50,000,000	5.310% due 8/8/07 (b)	49,998,278
125,000,000	5.270% due 8/28/07 (a)(b)	122,394,583
50,000,000	5.270% due 8/31/07 (a)(b)	48,936,708

See Notes to Schedule of Investments.

CASH PORTFOLIO Schedules of Investments (unaudited) (continued)	March 31, 2007

FACE AMOUNT	SECURITY	VALUE
Commercial Paper - 49.7% (continued)
$45,000,000	5.389% due 11/5/07 (a)(b)	$43,594,925
50,000,000	5.390% due 11/9/07 (a)(b)	48,409,414
35,000,000	Nestle Capital Corp., 5.287% due 8/13/07 (a)	34,339,895
44,300,000	New Center Asset Trust, 5.293% due 5/3/07 (a)	44,102,397
38,350,000	Newport Funding Corp., 5.305% due 4/4/07 (a)	38,338,708
7,000,000	Nieuw Amsterdam Receivables, 5.287% due 4/10/07 (a)	6,991,802
	Orion Finance USA LLC:
38,650,000	5.341% due 5/16/07 (a)(b)	38,404,358
100,000,000	5.303% due 8/15/07	99,988,062
	Ormond Quay Funding LLC:
80,000,000	5.294% due 4/13/07 (a)	79,871,178
100,000,000	5.280% due 10/5/07	99,984,751
100,000,000	5.280% due 10/26/07	99,983,247
	Polonius Inc.:
67,450,000	5.303% due 4/25/07 (a)	67,222,469
13,935,000	5.320% due 5/21/07 (a)	13,835,423
100,000,000	Rabobank Ned, 5.293% due 5/21/07 (a)	99,286,097
	Santander Centro Hispano LLC:
70,000,000	5.291% due 6/14/07 (a)	69,258,341
27,000,000	5.319% due 7/10/07 (a)	26,615,385
100,000,000	Sigma Financial Inc., 5.267% due 6/27/07 (a)	98,790,028
	Societe Generale N.A.:
7,500,000	5.270% due 4/2/07	7,500,000
95,000,000	5.280% due 4/3/07	95,000,000
18,000,000	5.351% due 4/19/07 (a)	17,955,715
60,000,000	5.306% due 5/4/07 (a)	50,721,867
100,900,000	5.330% due 6/20/07 (a)	99,746,405
130,000,000	5.250% due 7/27/07 (a)	127,883,354
40,000,000	5.340% due 8/8/07 (a)	39,260,445
82,500,000	5.297% due 8/13/07 (a)	80,947,087
30,000,000	5.226% due 8/27/07 (a)	29,383,825
22,666,000	5.278% due 9/12/07 (a)	22,138,449
19,000,000	5.250% due 2/27/08	19,000,000
48,600,000	Solitaire Funding LLC, 5.302% due 6/1/07 (a)	48,176,370
41,000,000	Stanfield Victoria Finance Ltd., 5.259% due 8/24/07 (a)(b)	40,169,996
3,446,000	Sysco Corp., 5.293% due 6/25/07 (a)	3,403,988
	Tasman Funding Inc.:
150,021,000	5.303% due 4/5/07 (a)	149,954,991
45,777,000	5.315% due 4/23/07 (a)	45,635,740
22,493,000	5.296% due 9/10/07 (a)	21,973,936
100,000,000	Thornburg Mortgage Capital Resource, 5.300% due 6/4/07 (b)	99,998,296
65,000,000	Ticonderoga Funding LLC, 5.307% due 4/30/07 (a)(b)	64,733,067
	UBS Finance Delaware LLC:
110,100,000	5.291% due 4/9/07 (a)	109,987,499
60,000,000	5.290% due 4/13/07 (a)	59,903,658
20,000,000	5.310% due 4/25/07 (a)	19,933,044
150,000,000	5.292% due 5/16/07 (a)	149,038,417
	Victory Receivable Corp.:
51,875,000	5.325% due 4/4/07 (a)	51,859,668
200,000,000	5.302%-5.304% due 4/16/07 (a)	199,589,333
50,000,000	5.298% due 4/25/07 (a)	49,831,493
14,458,000	Westpac Banking Corp., 5.344% due 8/1/07 (a)	14,204,820
12,065,000	Windsor Funding Trust, 5.322% due 4/10/07 (a)(b)	12,050,790

See Notes to Schedule of Investments.

CASH PORTFOLIO Schedules of Investments (unaudited) (continued)	March 31, 2007

FACE AMOUNT	SECURITY	VALUE
Commercial Paper - 49.7% (continued)
$125,000,000	Yorktown Capital LLC, 5.296% due 4/24/07 (a)	$124,597,431
	Total Commercial Paper	13,273,327,045
Bank Notes - 1.7%
	Bank of America NA:
117,000,000	5.300% due 5/16/07	117,000,000
98,500,000	5.300% due 6/11/07	98,500,000
103,500,000	5.300% due 5/14/07	103,500,000
	Bank of America NA Charlotte, NC:
100,000,000	5.305% due 4/10/07	100,000,000
50,000,000	5.325% due 10/9/07	50,000,000
	Total Bank Notes	469,000,000
Certificates of Deposit (Euro) - 0.6%
50,000,000	Barclays Bank, 5.392% due 2/4/08	50,081,625
100,000,000	Calyon Corp. & Investment Bank, 5.350% due 8/9/07	100,000,000
	Total Certificates of Deposit (Euro)	150,081,625
Certificates of Deposit (Yankee) - 29.4%
	Abbey National Treasury Services PLC:
1,190,000	5.170% due 4/3/07	1,189,989
15,750,000	5.318% due 6/8/07	15,750,055
	Bank of Nova Scotia:
85,000,000	5.280% due 4/12/07	85,000,000
97,000,000	5.290% due 5/23/07	97,000,000
150,000,000	5.290% due 5/29/07	150,000,000
	Barclays Bank PLC NY:
30,000,000	5.320% due 4/16/07	29,999,722
75,000,000	5.315% due 4/24/07	75,000,000
124,000,000	5.310% due 5/9/07	124,000,000
100,000,000	5.290% due 5/29/07	100,000,000
118,500,000	5.290% due 6/11/07	118,500,000
100,000,000	5.320% due 6/27/07	100,000,000
95,000,000	5.320% due 8/27/07	95,000,000
101,500,000	5.370% due 1/29/08	101,500,000
	BNP Paribas NY Branch:
130,000,000	5.350% due 4/23/07	129,999,824
100,000,000	5.255% due 5/7/07	100,000,000
89,500,000	5.285% due 5/11/07	89,500,000
145,000,000	5.320% due 5/29/07	145,000,000
100,000,000	5.280% due 7/10/07	100,000,000
75,000,000	5.335% due 7/25/07	75,000,000
90,000,000	5.250% due 9/5/07	90,000,000
50,000,000	5.350% due 10/22/07	50,000,000
	Calyon NY:
155,000,000	5.300% due 4/20/07	155,000,000
100,000,000	5.295% due 4/23/07	100,000,000
100,000,000	5.300% due 6/11/07	100,000,000
50,000,000	5.330% due 7/30/07	50,000,787
	Canadian Imperial Bank:
119,000,000	5.250% due 7/6/07	119,000,000
125,000,000	5.230% due 8/29/07	125,000,000
	Credit Suisse New York:
40,000,000	5.280% due 5/7/07	40,000,000
75,000,000	5.340% due 8/13/07	75,000,000

See Notes to Schedule of Investments.

CASH PORTFOLIO Schedules of Investments (unaudited) (continued)	March 31, 2007

FACE AMOUNT	SECURITY	VALUE
Certificates of Deposit (Yankee) - 29.4% (continued)
$25,000,000	5.390% due 1/30/08	$25,000,000
75,000,000	5.350% due 2/11/08	75,000,000
100,000,000	5.292% due 2/20/08	99,997,864
50,000,000	5.345% due 2/27/08	50,000,000
	Depfa Bank PLC:
7,000,000	5.310% due 4/18/07	7,000,000
95,000,000	5.300% due 6/20/07	95,000,000
100,000,000	5.285% due 6/26/07 (b)	100,000,000
50,000,000	5.330% due 7/30/07	50,000,000
50,000,000	5.320% due 8/1/07	50,000,843
	Deutsche Bank AG NY:
186,000,000	5.290% due 4/13/07	186,000,000
150,000,000	5.290% due 4/17/07	150,000,000
49,500,000	5.280% due 4/20/07	49,500,000
7,000,000	5.300% due 5/29/07	7,000,000
	Deutsche Bank NY:
136,400,000	5.250% due 8/2/07	136,400,000
92,350,000	5.345% due 8/6/07	92,352,483
113,000,000	5.350% due 8/6/07	113,000,000
100,000,000	5.350% due 8/20/07	100,000,000
49,000,000	Dexia Credit Local NY, 5.370% due 10/26/07	49,015,299
	Fortis Bank NY:
93,000,000	5.225% due 4/4/07 (b)	93,000,000
7,000,000	5.290% due 5/7/07	7,000,000
106,000,000	5.320% due 6/21/07	106,000,000
95,000,000	5.320% due 6/25/07	95,008,868
100,000,000	5.300% due 6/27/07	100,000,000
100,000,000	5.270% due 12/12/07	99,986,234
	HBOS Treasury Services NY:
89,200,000	5.255% due 4/5/07	89,200,035
200,000,000	5.310% due 4/25/07	200,000,000
58,000,000	5.540% due 6/20/07	58,012,516
100,000,000	5.340% due 7/25/07	100,000,000
69,000,000	5.355% due 10/22/07	69,001,870
	Lloyds TSB Bank PLC NY:
82,000,000	5.290% due 4/27/07	82,000,083
41,500,000	5.300% due 10/9/07	41,502,106
100,000,000	Natexis Banque Populaires NY, 5.340% due 4/5/07	100,000,000
22,500,000	Nordea Bank Finland NY, 5.350% due 5/21/07	22,493,744
325,000,000	Rabobank Nederland NY, 5.250% due 9/6/07	324,942,446
	Royal Bank of Canada NY:
106,000,000	5.300% due 5/14/07	106,000,000
90,000,000	5.320% due 6/21/07	90,007,852
100,000,000	5.252% due 7/3/07	100,000,000
90,000,000	5.367% due 10/29/07	90,003,747
	Royal Bank of Scotland NY:
76,000,000	5.310% due 4/23/07	76,000,437
143,000,000	5.310% due 5/21/07	143,000,000
250,000,000	5.290% due 6/20/07	250,000,000
	Svenska Handelsbanken NY:
90,000,000	5.310% due 4/30/07	90,000,259
177,900,000	5.290% due 5/22/07	177,900,000
72,000,000	5.365% due 10/26/07	71,993,312
	UBS AG Stamford CT:
147,000,000	5.290% due 4/16/07	147,000,000
150,000,000	5.285% due 5/7/07	150,000,000

See Notes to Schedule of Investments.

CASH PORTFOLIO Schedules of Investments (unaudited) (continued)	March 31, 2007

FACE AMOUNT	SECURITY	VALUE
Certificates of Deposit (Yankee) - 29.4% (continued)
$108,000,000	5.300% due 5/11/07	$108,000,000
96,000,000	5.290% due 5/21/07	96,000,000
	Unicredito Italiano SpA NY:
150,000,000	5.315% due 5/8/07	149,999,884
60,000,000	5.290% due 6/18/07	59,998,438
95,000,000	5.300% due 6/26/07	95,000,000
25,000,000	5.330% due 7/31/07	25,000,000
135,000,000	5.290% due 8/16/07	135,000,000
24,500,000	5.395% due 10/29/07	24,524,903
	Total Certificates of Deposit (Yankee)	7,845,283,600
Corporate Bond & Note - 0.2%
49,000,000	Bank of America N.A., 5.310% due 4/24/07	49,000,000
Medium-Term Notes - 16.3%
100,000,000	Bear Stearns Cos. Inc, 5.330% due 1/9/08 (c)	100,000,000
	Carrera Capital Finance LLC:
80,000,000	5.300% due 10/11/07 (b)(c)	79,995,792
50,000,000	5.335% due 12/17/07 (b)(c)	49,996,613
	Cheyne Finance LLC:
100,000,000	5.330% due 6/5/07 (b)(c)	99,997,370
75,000,000	5.285% due 6/15/07 (b)(c)	74,995,438
100,000,000	5.320% due 7/25/07 (b)(c)	99,993,753
150,000,000	5.285% due 9/17/07 (b)(c)	149,983,040
50,000,000	5.320% due 10/9/07 (b)(c)	49,994,877
50,000,000	5.324% due 10/25/07 (b)(c)	49,995,485
	Notes:
100,000,000	5.323% due 7/16/07 (b)(c)	99,994,231
100,000,000	5.320% due 9/6/07 (b)(c)	99,991,513
175,000,000	Cullinan Finance Ltd., 5.320% due 11/15/07 (b)(c)	174,989,116
300,000,000	General Electric Capital Corp., 5.445% due 10/17/07 (c)	300,000,000
50,000,000	Harrier Finance Funding LLC, 5.315% due 4/11/07 (b)(c)	49,999,576
	K2 USA LLC:
125,000,000	5.320% due 10/18/07 (b)(c)	124,988,121
50,000,000	5.320% due 11/8/07 (b)(c)	49,995,545
	Notes:
80,000,000	5.325% due 8/28/07 (b)(c)	79,995,248
200,000,000	5.325% due 9/4/07 (b)(c)	199,991,576
150,000,000	5.325% due 9/4/07 (b)(c)	149,993,613
110,000,000	5.325% due 9/28/07 (b)(c)	109,994,591
	Kestrel Funding US LLC:
80,000,000	5.290% due 9/12/07 (b)(c)	79,992,709
100,000,000	5.328% due 11/7/07 (b)(c)	99,994,000
	Orion Finance USA LLC:
100,000,000	5.338% due 2/1/08 (b)(c)	99,989,973
50,000,000	5.295% due 2/15/08 (b)(c)	49,991,402
	Premier Asset Collateralized Entity LLC:
50,000,000	5.330% due 5/25/07 (b)(c)	49,999,274
50,000,000	5.375% due 7/25/07 (b)(c)	50,000,000
75,000,000	5.370% due 11/26/07 (b)(c)	75,000,000
30,000,000	5.370% due 1/25/08 (b)(c)	29,997,551
50,000,000	5.365% due 3/17/08 (b)(c)	49,997,717
	Sigma Financial Inc.:
175,000,000	5.320% due 11/16/07 (b)(c)	174,989,098
75,000,000	5.390% due 2/4/08 (b)	74,996,853

See Notes to Schedule of Investments.

CASH PORTFOLIO Schedules of Investments (unaudited) (continued)	March 31, 2007

FACE AMOUNT	SECURITY	VALUE
Medium-Term Notes - 16.3% (continued)
	Stanfield Victoria Finance:
$100,000,000	5.320% due 7/6/07 (b)(c)	$99,994,809
50,000,000	5.325% due 10/5/07 (b)(c)	49,996,189
100,000,000	5.320% due 11/1/07 (b)(c)	99,988,329
75,000,000	5.320% due 11/3/07 (b)(c)	74,991,164
100,000,000	5.320% due 11/13/07 (b)(c)	99,989,329
100,000,000	5.320% due 11/26/07 (b)(c)	99,990,382
100,000,000	Tango Finance Corp., 5.315% due 11/28/07 (b)(c)	99,986,849
	Whistlejacket Capital Ltd.:
50,000,000	5.320% due 10/19/07 (b)(c)	49,994,521
75,000,000	5.320% due 11/15/07 (b)(c)	74,991,039
	White Pine Finance LLC:
60,000,000	5.320% due 9/6/07 (b)(c)	59,996,129
60,000,000	5.320% due 9/12/07 (b)(c)	59,995,981
200,000,000	5.320% due 9/17/07 (b)(c)	199,986,267
70,000,000	5.320% due 9/21/07 (b)(c)	69,993,531
100,000,000	5.320% due 10/25/07 (b)(c)	99,988,712
50,000,000	5.355% due 3/19/08 (b)(c)	49,990,833
40,000,000	Notes, 5.320% due 9/27/07 (b)(c)	39,996,099
	Total Medium-Term Notes	4,359,704,238
Promissory Note - 0.3%
75,000,000	Goldman Sachs Group Inc., 5.340% due 8/13/07	75,000,000
U.S. Government Agencies - 1.3%
	Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes:
49,200,000	5.145% due 8/3/07 (a)	48,364,543
100,000,000	5.258% due 11/30/07 (a)	96,618,722
71,090,000	5.096%-5.101% due 12/11/07 (a)	68,665,759
	Series RB:
5,000,000	4.950% due 4/3/07 (a)	4,999,314
32,769,000	5.204% due 4/17/07 (a)	32,701,414
18,657,000	5.085% due 8/21/07 (a)	18,298,576
75,000,000	Federal National Mortgage Association (FNMA), Notes, 5.210% due 6/21/07 (c)	74,993,591
	Total U.S. Government Agencies	344,641,919
	TOTAL INVESTMENTS - 99.5% (Cost - $26,566,038,427#)	26,566,038,427
	Other Assets in Excess of Liabilities - 0.5%	128,160,057
	TOTAL NET ASSETS - 100.0%	$26,694,198,484

(a)	Rate shown represents yield-to-maturity.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2007.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

GOVERNMENT PORTFOLIO Schedules of Investments (unaudited) (continued)	March 31, 2007

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENTS - 106.2%
U.S. Government & Agency Obligations - 85.8%
U.S. Government Agencies - 85.8%
	Federal Farm Credit Bank (FFCB):
	Bonds:
$55,000,000	5.190% due 7/2/07 (a)	$54,997,306
35,000,000	5.210% due 7/10/07 (a)	34,997,575
65,000,000	5.210% due 8/6/07 (a)	64,995,548
65,000,000	5.230% due 1/24/08 (a)	64,989,730
75,000,000	5.190% due 6/18/08 (a)	74,990,998
	Series 1:
25,000,000	5.230% due 12/27/07 (a)	24,996,421
70,000,000	5.230% due 3/13/08 (a)	69,987,136
	Discount Notes:
23,680,000	5.180% due 5/11/07 (b)	23,549,938
23,500,000	5.222% due 5/29/07 (b)	23,309,865
35,000,000	5.210% due 6/13/07 (b)	34,643,980
60,000,000	Series I, 5.180% due 8/1/07 (a)	59,996,144
	Federal Home Loan Bank (FHLB):
	Bonds:
60,000,000	5.220% due 4/5/07 (a)	59,999,806
35,000,000	5.230% due 2/14/08 (a)	34,994,101
100,000,000	5.190% due 3/20/08 (a)	99,966,841
200,000,000	Series 1, 5.189% due 4/2/08 (a)	199,921,520
85,000,000	Series 743, 5.200% due 10/24/08 (a)	84,955,386
	Discount Notes:
12,000,000	5.163% due 4/9/07 (b)	11,988,263
46,000,000	5.238% due 4/27/07 (b)	45,834,208
25,000,000	5.224% due 7/11/07 (b)	24,646,528
50,000,000	Series I, 5.220% due 7/6/07 (a)	49,994,918
40,000,000	Global Bonds, 4.625% due 7/18/07	39,927,024
	Federal Home Loan Mortgage Corp. (FHLMC):
	Discount Notes:
35,000,000	5.302% due 4/13/07 (b)	34,945,138
15,320,000	5.201% due 5/29/07 (b)	15,196,897
55,000,000	5.222% due 7/9/07 (b)	54,237,914
22,000,000	5.138% due 8/3/07 (b)	21,628,301
30,000,000	5.243% due 8/31/07 (b)	29,360,767
40,000,000	5.253% due 11/9/07 (b)	38,759,944
10,378,000	5.257% due 11/30/07 (b)	10,026,742
10,000,000	5.181% due 12/7/07 (b)	9,654,167
35,000,000	5.273% due 12/28/07 (b)	33,682,250
	Series RB:
42,474,000	5.249% due 5/1/07 (b)	42,303,266
16,163,000	5.193% due 5/15/07 (b)	16,065,120
35,000,000	5.150% due 5/31/07 (b)	34,714,342
17,474,000	5.216% due 8/21/07 (b)	17,130,774
66,166,000	5.205%-5.244% due 9/18/07 (b)	64,611,816
40,000,000	5.259% due 9/20/07 (b)	39,031,950
80,000,000	Medium-Term Note, 5.173% due 9/27/07 (a)	79,985,378
	Federal National Mortgage Association (FNMA):
	Discount Notes:
35,000,000	5.218% due 5/9/07 (b)	34,817,081
42,000,000	5.213% due 5/30/07 (b)	41,655,577
60,000,000	5.218% due 6/15/07 (b)	59,363,600
25,000,000	5.500% due 6/29/07 (b)	24,680,389

See Notes to Schedule of Investments.

GOVERNMENT PORTFOLIO Schedules of Investments (unaudited) (continued)	March 31, 2007

FACE AMOUNT	SECURITY	VALUE
U.S. Government Agencies - 85.8% (continued)
$50,000,000	5.239% due 8/22/07 (b)	$48,993,180
25,000,000	5.276% due 8/31/07 (b)	24,470,976
40,000,000	5.251% due 9/28/07 (b)	38,987,656
35,574,000	5.247% due 10/26/07 (b)	34,543,065
22,349,000	5.271% due 12/28/07 (b)	21,507,141
33,600,000	Series BB, 5.206% due 5/31/07 (b)	33,322,684
85,000,000	Series RB, 5.159%-5.185% due 4/30/07 (b)	84,666,061
63,000,000	Notes, 5.210% due 6/21/07 (a)	62,995,752
	Total U.S. Government & Agency Obligations (Cost - $2,235,021,164)	2,235,021,164
Repurchase Agreements - 20.4%
400,000,000	Countrywide Alternative Loan Trust, repurchase agreement dated 3/30/07, 5.300% due 4/2/07; Proceeds at maturity - $400,176,667; (Fully collateralized by U.S. government agency obligations, 3.500% to 10.350% due 7/28/10 to 2/1/47; Market value - $408,000,001)	400,000,000
130,901,000	Deutsche Banc Securities Inc., repurchase agreement dated 3/30/07, 5.340% due 4/2/07; Proceeds at maturity - $130,959,251; (Fully collateralized by U.S. government agency obligations, 0.000% to 4.000% due 9/19/07 to 9/2/08; Market value - $133,519,100)	130,901,000
	Total Repurchase Agreements (Cost - $530,901,000)	530,901,000
	TOTAL INVESTMENTS - 106.2% (Cost - $2,765,922,164#)	2,765,922,164
	Liabilities in Excess of Other Assets - (6.2)%	(161,552,685)
	TOTAL NET ASSETS - 100.0%	$2,604,369,479

(a)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2007.

(b)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Cash Portfolio (“Cash”) and Government Portfolio (“Government”) (the “Funds”) are separate diversified investment funds of the Smith Barney Money Funds Inc. (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.

Effective as of close of business, April 13, 2007, the Funds known as Western Asset Money Market Fund (formerly known as Cash Portfolio) and Western Asset Government Money Market (formerly known as Government Portfolio) are separate diversified investment funds of Legg Mason Partners Money Market Trust (the “New Trust”). The New Trust, a Maryland business trust, is registered under the 1940 Act, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Funds’ use of amortized cost is subject to their compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 30, 2007

By:	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date: May 30, 2007